787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 5, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ClearBridge Equity Income Fund, a series of Legg Mason Partners Equity Trust

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated February 19, 2015, to the Prospectus and Summary Prospectus, each dated May 1, 2014, for ClearBridge Equity Income Fund (the “Fund”). The purpose of the filing is to submit the Rule 497(k) filing dated February 19, 2015 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell

Dianne E. O’Donnell

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC

Robert I. Frenkel, Legg Mason & Co., LLC

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